Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
For the twelve month period ended June 30,
2019	$ 17,084
2020	17,104
2021	11,218
2022	9,381
2023	8,371
Thereafter	13,640
Total	$ 76,798	$ 75,035